American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF  (AVMU)
November 30, 2021

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.7%
Alabama — 2.5%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	100,000	112,739
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	50,000	59,268
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	200,000	261,844
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	200,000	239,233
		673,084
Arizona — 2.5%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	55,963
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	18,261
Phoenix GO, 5.00%, 7/1/25	85,000	98,584
Pima County Sewer System Rev., 5.00%, 7/1/24	25,000	27,988
Pima County Sewer System Rev., 5.00%, 7/1/25	35,000	40,621
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	30,000	36,167
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	74,499
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	80,068
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	63,282
State of Arizona COP, 5.00%, 10/1/25(1)	125,000	146,450
State of Arizona COP, 5.00%, 10/1/29(1)	10,000	13,021
State of Arizona Lottery Rev., 5.00%, 7/1/29(1)	30,000	38,858
		693,762
California — 16.5%
California State Public Works Board Rev., 5.00%, 11/1/29	25,000	27,112
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	46,099
California State University Rev., 5.00%, 11/1/26	25,000	29,394
California State University Rev., 5.00%, 11/1/36	200,000	236,537
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	25,000	28,208
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	87,510
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	47,220
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	155,927
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	30,000	36,870
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/35	30,000	36,834
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	73,785
Los Angeles Community College District GO, 5.00%, 8/1/23	25,000	26,983
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/37	60,000	73,353
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	10,000	11,957
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	258,114
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	89,525
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	40,000	51,542
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	25,000	28,009
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	45,000	47,278
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	25,000	29,008
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	55,894
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	50,000	56,625
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	97,554
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	49,899
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	160,075
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	80,000	90,822
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	60,000	71,902
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	139,487

Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	58,923
Riverside County Public Financing Authority Rev., (Riverside County), 4.125%, 11/1/25, Prerefunded at 100% of Par(1)	10,000	11,410
Sacramento City Financing Authority Rev., (Sacramento), 5.25%, 12/1/30 (Ambac)	100,000	129,188
Sacramento Municipal Utility District Rev., 5.00%, 8/15/23	25,000	27,045
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	63,880
San Diego Community College District GO, 5.00%, 8/1/28	30,000	36,093
San Diego Community College District GO, 5.00%, 8/1/29	30,000	36,063
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	35,000	41,730
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	87,277
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	35,000	45,159
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	35,878
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	20,000	25,363
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	50,485
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/24	25,000	28,382
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	25,000	29,853
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	11,147
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	35,000	40,157
San Jose Financing Authority Rev., (San Jose), 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	45,000	48,196
State of California GO, 5.00%, 9/1/26	30,000	36,123
State of California GO, 5.00%, 8/1/28	5,000	6,163
State of California GO, 5.00%, 4/1/30	20,000	25,620
State of California GO, 5.00%, 4/1/30	5,000	6,584
State of California GO, 5.00%, 10/1/31	15,000	19,418
State of California GO, 5.25%, 8/1/32 (AGM)	230,000	319,113
State of California GO, 4.00%, 9/1/33	60,000	68,865
State of California GO, 5.00%, 3/1/35	70,000	91,215
State of California GO, 3.00%, 10/1/35	250,000	276,256
State of California GO, 4.00%, 3/1/36	145,000	175,115
State of California GO, 4.00%, 11/1/36	50,000	61,176
State of California GO, 3.00%, 10/1/37	90,000	98,733
State of California Department of Water Resources Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	25,000	26,795
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	145,000	165,388
University of California Rev., 5.00%, 5/15/34	50,000	62,613
University of California Rev., 5.00%, 5/15/36	65,000	79,554
University of California Rev., 5.00%, 5/15/38	30,000	37,381
University of California Rev., 5.00%, 5/15/38	30,000	38,894
		4,544,758
Colorado — 3.0%
City & County of Denver GO, 5.00%, 8/1/30	325,000	432,696
City & County of Denver Airport System Rev., 5.00%, 11/15/23	50,000	54,541
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	34,004
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	54,062
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	69,506
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	30,000	38,159
State of Colorado COP, 5.00%, 12/15/32	50,000	66,101
State of Colorado COP, 4.00%, 12/15/37	40,000	48,261
State of Colorado COP, 4.00%, 12/15/38	30,000	36,128
		833,458
Connecticut — 2.1%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	75,000	81,516
State of Connecticut GO, 5.00%, 10/15/22	25,000	26,053
State of Connecticut GO, 5.00%, 5/15/24	30,000	33,379
State of Connecticut GO, 5.00%, 4/15/25	25,000	28,776
State of Connecticut GO, 5.00%, 1/15/26	35,000	41,307
State of Connecticut GO, 5.00%, 11/15/31	30,000	34,963

State of Connecticut GO, 3.00%, 1/15/32	20,000	22,458
State of Connecticut Special Tax Rev., 5.00%, 8/1/31	25,000	28,850
State of Connecticut Special Tax Rev., 5.00%, 5/1/37	75,000	96,410
State of Connecticut Special Tax Rev., 3.125%, 5/1/40	75,000	81,887
University of Connecticut Rev., 4.00%, 4/15/38	95,000	109,394
		584,993
District of Columbia — 4.1%
District of Columbia GO, 5.00%, 6/1/28	35,000	37,436
District of Columbia GO, 5.00%, 10/15/30	100,000	128,485
District of Columbia GO, 5.00%, 6/1/31	40,000	44,550
District of Columbia GO, 5.00%, 6/1/33	60,000	66,762
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/37	360,000	429,869
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	10,000	11,902
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/33	25,000	29,719
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	100,000	118,963
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	128,873
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/37	25,000	30,274
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	110,223
		1,137,056
Florida — 4.9%
Broward County Airport System Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	50,000	52,017
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	19,226
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	10,000	11,360
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	20,000	21,652
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	95,000	106,403
Hillsborough County School Board COP, 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	30,000	30,848
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	120,649
Miami-Dade County GO, 4.00%, 7/1/33	50,000	54,459
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23, Prerefunded at 100% of Par(1)	80,000	86,923
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23	10,000	10,856
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	56,430
Miami-Dade County Water & Sewer System Rev., 3.125%, 10/1/39	25,000	27,269
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	90,023
Orange County School Board COP, 5.00%, 8/1/34	90,000	106,547
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	162,856
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	68,303
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	93,938
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	68,468
School District of Broward County COP, 5.00%, 7/1/22	25,000	25,694
School District of Broward County COP, 5.00%, 7/1/32	25,000	32,317
State of Florida Department of Transportation Turnpike System Rev., 2.875%, 7/1/25	40,000	40,564
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	62,913
		1,349,715
Georgia — 4.4%
Atlanta Department of Aviation Rev., 5.00%, 7/1/27	10,000	12,305
Atlanta Water & Wastewater Rev., 5.75%, 11/1/30 (AGM)	10,000	13,921
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	15,000	17,201
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	91,184
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	164,582
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	105,507
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	80,000	95,334
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	49,219
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	282,902
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/29	20,000	25,948
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	299,762

Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	59,830
		1,217,695
Hawaii — 1.9%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	95,552
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	51,625
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	233,382
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	58,744
State of Hawaii GO, 5.00%, 1/1/36	35,000	43,210
State of Hawaii GO, 3.00%, 4/1/36	30,000	31,994
State of Hawaii GO, 4.00%, 5/1/36	10,000	11,485
		525,992
Illinois — 3.9%
Chicago GO, 5.75%, 1/1/33	60,000	74,101
Chicago O'Hare International Airport Rev., 5.25%, 1/1/29	5,000	5,261
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	20,000	22,637
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	5,000	5,656
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	29,296
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	29,209
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	107,857
Cook County Sales Tax Rev., 4.00%, 11/15/40	105,000	124,432
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	25,000	28,229
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	108,805
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	20,000	24,783
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	25,000	32,263
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	30,000	38,471
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	87,921
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	100,000	117,422
Sales Tax Securitization Corp. Rev., 5.50%, 1/1/32	10,000	12,888
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	21,436
State of Illinois GO, 5.00%, 2/1/26	40,000	46,657
State of Illinois GO, 5.00%, 3/1/34	40,000	51,024
State of Illinois GO, 5.00%, 5/1/35	35,000	38,463
State of Illinois GO, 4.00%, 11/1/38	20,000	22,943
State of Illinois GO, 5.50%, 5/1/39	15,000	19,167
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,977
		1,064,898
Kentucky — 0.2%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	50,000	58,639
Louisiana — 0.5%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	35,000	40,069
State of Louisiana GO, 5.00%, 8/1/27	75,000	89,801
		129,870
Maryland — 1.9%
Montgomery County GO, 5.00%, 11/1/24	35,000	39,735
Prince County George's GO, 5.00%, 7/15/31	100,000	125,850
State of Maryland GO, 5.00%, 3/15/23	45,000	47,770
State of Maryland GO, 5.00%, 3/15/25	25,000	28,764
State of Maryland GO, 5.00%, 3/15/29	25,000	32,274
State of Maryland GO, 5.00%, 8/1/30	15,000	19,970
State of Maryland GO, 5.00%, 3/15/31	25,000	30,503
State of Maryland GO, 3.25%, 3/15/32	25,000	27,679
State of Maryland GO, 5.00%, 8/1/35	35,000	46,127
State of Maryland Department of Transportation Rev., 5.00%, 11/1/23	55,000	59,978
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	73,356
		532,006

Massachusetts — 4.2%
Massachusetts GO, 5.25%, 8/1/22	5,000	5,170
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	201,201
Massachusetts GO, 5.00%, 9/1/30	10,000	12,919
Massachusetts GO, 3.00%, 7/1/35	100,000	111,480
Massachusetts GO, 5.00%, 11/1/45	75,000	96,328
Massachusetts GO, 5.00%, 11/1/50	75,000	95,818
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	82,257
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 10/15/29	10,000	13,095
Massachusetts School Building Authority Rev., 5.00%, 11/15/33	25,000	30,082
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	69,814
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	173,706
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	193,608
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/23	60,000	64,748
		1,150,226
Michigan — 0.8%
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	28,009
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	34,968
Michigan State Building Authority Rev., 5.00%, 10/15/30	10,000	11,937
State of Michigan Rev., 5.00%, 3/15/22	25,000	25,340
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	97,589
University of Michigan Rev., 5.00%, 4/1/40	20,000	23,506
		221,349
Minnesota — 1.2%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	30,000	36,298
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	30,115
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/30	20,000	24,025
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	120,006
State of Minnesota GO, 5.00%, 8/1/23	105,000	113,309
		323,753
Mississippi — 0.1%
State of Mississippi GO, 5.00%, 10/1/34	25,000	30,857
Missouri — 0.3%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	25,000	29,475
Springfield School District No. R-12 GO, 3.00%, 3/1/39	20,000	21,760
St. Louis Airport Rev., 5.50%, 7/1/28 (NATL)	25,000	32,083
		83,318
Nebraska — 0.1%
Omaha Public Power District Rev., 5.00%, 2/1/31	30,000	38,157
Nevada — 2.2%
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/22	120,000	123,331
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	15,000	19,110
Clark County School District GO, 5.00%, 6/15/26	15,000	17,570
Clark County School District GO, 5.00%, 6/15/27	125,000	146,035
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	58,777
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	53,661
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	59,354
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	127,747
		605,585
New Jersey — 4.9%
Garden State Preservation Trust Rev., 5.75%, 11/1/28 (AGM)	25,000	30,579
Garden State Preservation Trust Rev., Capital Appreciation, 0.00%, 11/1/28 (AGM)(2)	5,000	4,466
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/46	100,000	118,455
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/51	150,000	176,789
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	33,720

New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	25,000	29,214
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	35,000	39,233
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	28,030
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/29	20,000	24,473
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/35	25,000	28,573
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/36	20,000	22,832
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	25,000	27,916
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/41	140,000	163,868
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	22,031
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	64,252
New Jersey Higher Education Student Assistance Authority Rev., 2.375%, 12/1/29	15,000	15,328
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/27	20,000	20,399
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	5,000	5,920
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	43,099
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	25,000	30,785
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	25,000	29,341
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	20,000	20,506
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	20,000	24,726
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	15,000	18,545
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	10,000	12,361
New Jersey Turnpike Authority Rev., 4.00%, 1/1/34	25,000	29,128
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	25,000	30,081
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	20,000	23,253
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	10,000	12,350
New Jersey Turnpike Authority Rev., 5.00%, 1/1/36	10,000	12,333
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	30,000	32,735
New Jersey Turnpike Authority Rev., 5.00%, 1/1/40	15,000	18,395
State of New Jersey GO, 5.00%, 6/1/28	50,000	62,137
State of New Jersey GO, 4.00%, 6/1/31	25,000	30,775
State of New Jersey GO, 4.00%, 6/1/33	40,000	41,990
State of New Jersey GO, 4.00%, 6/1/34	20,000	22,013
		1,350,631
New Mexico — 0.2%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	60,537
New York — 11.7%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	24,257
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	25,000	30,402
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	20,000	24,043
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	190,907
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	69,441
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	125,612
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	44,272
Metropolitan Transportation Authority Rev., 5.00%, 11/15/44 (AGM)	25,000	30,537
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/24	35,000	36,574
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	25,000	31,022
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	30,259
Nassau County GO, 5.00%, 10/1/27	30,000	36,868
New York City GO, 5.00%, 8/1/25	165,000	185,184
New York City GO, 5.00%, 8/1/26	25,000	30,027
New York City GO, 5.00%, 8/1/27	100,000	123,570
New York City GO, 5.00%, 8/1/27	50,000	53,852
New York City GO, 5.00%, 8/1/28	10,000	12,464

New York City GO, 5.00%, 8/1/28	60,000	63,272
New York City GO, 5.25%, 10/1/30	50,000	62,229
New York City GO, 5.00%, 12/1/38	30,000	37,659
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	115,637
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	25,000	30,763
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.)), 5.00%, 11/15/40	75,000	85,786
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	57,006
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/39	10,000	11,777
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/24(1)	60,000	66,217
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	35,000	39,973
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	53,012
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	76,854
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/23, Prerefunded at 100% of Par(1)	50,000	53,766
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/23	5,000	5,367
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	10,000	12,464
New York State Thruway Authority Rev., 5.00%, 1/1/23	40,000	42,051
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	43,763
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	113,250
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/23	40,000	42,473
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/25	30,000	33,153
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	55,000	65,167
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	121,055
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	25,000	30,726
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	32,815
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	65,943
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/35	25,000	32,560
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	62,486
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	15,000	19,196
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/29	10,000	12,631
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/31	5,000	5,822
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/33	15,000	19,544
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	51,783
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	119,939
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	56,656
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24, Prerefunded at 100% of Par(1)	10,000	11,331
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,590
Suffolk County Water Authority Rev., 3.25%, 6/1/43	15,000	16,283
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	20,000	23,468
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	25,000	30,408
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	35,000	38,301
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	46,322
Utility Debt Securitization Authority Rev., 5.00%, 6/15/28	25,000	29,797
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	55,000	60,128
Utility Debt Securitization Authority Rev., 5.00%, 12/15/31	50,000	54,651
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	58,414
		3,201,779
North Carolina — 1.0%
State of North Carolina GO, 5.00%, 6/1/29	60,000	77,781
State of North Carolina Rev., 5.00%, 3/1/30	10,000	12,760
State of North Carolina Rev., 5.00%, 3/1/33	115,000	145,891
Wake County GO, 5.00%, 3/1/24	35,000	38,702
		275,134
Ohio — 1.3%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	90,000	115,197
Cincinnati City School District GO, 5.25%, 12/1/29 (NATL)	15,000	19,783

Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	40,477
Cincinnati City School District GO, 5.25%, 12/1/31 (NATL)	5,000	6,904
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	50,000	64,813
State of Ohio GO, 5.00%, 8/1/24	30,000	33,678
State of Ohio Rev., 5.00%, 12/15/23	55,000	60,258
		341,110
Oklahoma — 0.8%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	229,140
Oregon — 1.4%
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	27,926
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	200,538
State of Oregon Department of Transportation Rev., 5.00%, 11/15/23	30,000	32,755
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	73,869
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24, Prerefunded at 100% of Par (SCH BD GTY)(1)	35,000	39,138
		374,226
Pennsylvania — 3.1%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	25,000	32,005
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	25,000	35,774
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	218,618
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	100,000	116,330
Pennsylvania GO, 5.00%, 4/1/23, Prerefunded at 100% of Par(1)	25,000	26,591
Pennsylvania GO, 4.00%, 7/1/23	25,000	26,489
Pennsylvania GO, 5.00%, 1/1/24	25,000	27,401
Pennsylvania GO, 5.00%, 1/1/28	5,000	6,037
Pennsylvania GO, 3.00%, 9/15/36	80,000	86,050
Pennsylvania GO, 3.00%, 5/1/38	25,000	27,544
Pennsylvania GO, 2.00%, 5/1/39	30,000	29,461
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	30,000	37,727
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	30,000	32,803
Philadelphia GO, 4.00%, 8/1/35	20,000	22,103
Philadelphia Gas Works Co Rev., 5.00%, 8/1/50 (AGM)	100,000	125,562
		850,495
Rhode Island — 0.1%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/23	25,000	26,804
South Carolina — 1.4%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/23, Prerefunded at 100% of Par(1)	30,000	32,800
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	50,000	56,546
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	70,000	82,477
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	45,000	50,668
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	40,000	40,000
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	54,108
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	70,477
		387,076
Tennessee — 0.3%
Memphis GO, 5.00%, 5/1/23	25,000	26,669
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	50,000	59,002
		85,671
Texas — 7.3%
Austin GO, 2.95%, 9/1/27	25,000	27,112
Board of Regents of the University of Texas System Rev., 5.375%, 8/15/23	50,000	54,364
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	33,738
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	39,350

Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	25,000	30,088
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	114,565
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	80,000	88,152
Dallas GO, 5.00%, 2/15/23	60,000	63,460
Dallas GO, 5.00%, 2/15/27	30,000	32,973
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	45,491
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	15,000	19,582
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	65,161
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	84,710
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	39,350
Dallas Independent School District GO, 5.00%, 8/15/24, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	45,022
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	93,432
Houston GO, 5.00%, 3/1/24	75,000	82,808
Houston GO, 5.00%, 3/1/28	35,000	43,696
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	64,958
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 4.00%, 5/15/39	20,000	20,286
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/23(1)	15,000	15,779
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/23	20,000	21,030
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/28	10,000	11,694
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/36	20,000	23,564
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	34,499
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/38	25,000	31,205
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	88,099
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	88,676
State of Texas GO, 4.00%, 4/1/24, Prerefunded at 100% of Par(1)	50,000	54,229
State of Texas GO, 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	60,000	66,467
State of Texas GO, 5.00%, 10/1/28	40,000	46,650
State of Texas GO, 5.00%, 10/1/30	55,000	67,955
State of Texas GO, 5.00%, 10/1/33	100,000	123,224
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,541
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	52,679
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	87,202
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	25,000	30,782
University of Texas System Rev., 5.00%, 8/15/30	50,000	66,674
		2,004,247
Utah — 1.6%
State of Utah GO, 5.00%, 7/1/28	125,000	158,634
State of Utah GO, 5.00%, 7/1/29	40,000	51,281
Utah Transit Authority Rev., 5.00%, 6/15/25	110,000	127,470
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	30,000	34,805
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	54,126
		426,316
Virginia — 2.6%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	25,000	25,703
Richmond Public Utility Rev., 5.00%, 1/15/28	25,000	29,494
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	93,140
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	84,370
Virginia College Building Authority Rev., 4.00%, 2/1/33	40,000	43,757
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	55,657
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	25,000	28,711
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	60,223
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	74,188
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/32	10,000	12,385
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	61,844

Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	123,695
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	20,000	21,649
		714,816
Washington — 3.7%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	58,851
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/23	35,000	37,607
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	25,000	28,976
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	80,023
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	27,872
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	20,000	24,606
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	25,000	31,405
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	16,694
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	57,548
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	65,282
State of Washington GO, 4.00%, 7/1/26	50,000	54,436
State of Washington GO, 5.00%, 8/1/28	50,000	59,977
State of Washington GO, 5.00%, 8/1/31	25,000	30,675
State of Washington GO, 5.00%, 8/1/32	255,000	312,373
State of Washington GO, 5.00%, 2/1/40	40,000	51,225
State of Washington GO, 5.00%, 2/1/41	25,000	31,947
State of Washington Rev., 5.00%, 9/1/23	35,000	37,858
University of Washington Rev., 4.00%, 6/1/37	10,000	11,079
		1,018,434
TOTAL MUNICIPAL SECURITIES (Cost $27,173,736)		27,145,587
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $47,446)	47,446	47,446
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $27,221,182)		27,193,033
OTHER ASSETS AND LIABILITIES — 1.1%		314,910
TOTAL NET ASSETS — 100.0%		$27,507,943

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
SCH BD GTY	-	School Bond Guaranty
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	27,145,587	—
Temporary Cash Investments	47,446	—	—
	47,446	27,145,587	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.